CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets
Cash and cash equivalents	¥ 20,915	$ 3,032	¥ 1,060,969
Restricted cash	28,041	4,066	35,702
Short-term investments	45,424	6,586	843,982
Accounts receivable, net	8,014	1,162	92,386
Inventories, net			149,532
Prepayments and other current assets	61,981	8,986	274,895
Total current assets	164,375	23,832	2,457,466
Non-current assets
Long-term investments	13,756	1,994	62,885
Operating lease right-of-use assets, net			648,283
Property and equipment, net			231,873
Intangible assets, net	3,325	482	18,011
Goodwill			5,835
Other non-current assets			29,125
Total non-current assets	17,081	2,476	996,012
Total assets	181,456	26,308	3,453,478
Current liabilities
Short-term borrowings	5,041	731	936,207
Accounts payable	1,304,709	189,165	1,605,734
Deferred Revenue	86,166	12,493	167,636
Accrued expenses and other current liabilities	285,545	41,400	298,050
Operating lease liabilities, current			291,670
Total current liabilities	1,681,461	243,789	3,299,297
Non-current liabilities
Operating lease liabilities, non-current			289,837
Other non-current liabilities	28,825	4,179	24,930
Total non-current liabilities	28,825	4,179	314,767
Total liabilities	1,710,286	247,968	3,614,064
Commitments and contingencies
SHAREHOLDERS' DEFICIT
Additional paid-in capital	13,528,796	1,961,491	13,434,494
Accumulated deficit	(15,043,695)	(2,181,132)	(13,532,814)
Accumulated other comprehensive loss	(38,555)	(5,594)	(71,602)
Total Missfresh Limited Shareholders' deficit	(1,553,006)	(225,165)	(169,474)
Non-controlling interest	24,176	3,505	8,888
Total Shareholders' deficit	(1,528,830)	(221,660)	(160,586)
Total Liabilities, Mezzanine equity and Shareholders' deficit	181,456	26,308	3,453,478
Class A Ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares	59	9	59
Class B Ordinary shares
SHAREHOLDERS' DEFICIT
Ordinary shares	¥ 389	$ 61	¥ 389